Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.2%
Equity Funds – 99.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $81,466,059) ...................................................... 143,152 $ 95,811,634
Number of
Contracts Notional Amount
Purchased Options – 1.7%
Puts – Exchange-Traded – 1.3%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(c) ...... 4 $ 9,020,000 4,800
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(c) ...... 51 11,424,000 4,335
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(c) ...... 49 10,853,500 5,390
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(c) ...... 49 10,927,000 5,880
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25(c) ......... 79 50,244,000 11,652
S&P 500 Index, October Strike Price $6,400, Expires 10/07/25(c) ......... 110 70,400,000 28,875
S&P 500 Index, October Strike Price $6,350, Expires 10/09/25(c) ......... 175 111,125,000 61,250
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(c) ......... 16 9,760,000 3,600
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(c) ......... 16 9,824,000 4,000
S&P 500 Index, October Strike Price $5,350, Expires 10/17/25(c) ......... 274 146,590,000 31,510
S&P 500 Index, November Strike Price $5,500, Expires 11/21/25(c) ........ 298 163,900,000 286,080
S&P 500 Index, December Strike Price $5,700, Expires 12/19/25(c) ....... 310 176,700,000 852,500
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(c) ....... 501 16,232,400 6,012
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(c) ....... 498 16,334,400 8,217
1,314,101
Calls – Exchange-Traded – 0.4%
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 70 47,425,000 525
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 18 12,006,000 74,700
S&P 500 Index, October Strike Price $6,790, Expires 10/07/25 ........... 44 29,876,000 7,590
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 18 12,042,000 74,700
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 19 12,777,500 61,655
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 22 14,795,000 118,580
337,750
Total Purchased Options (Cost $3,402,675) ........................................... 1,651,851
Shares
Money Market Fund – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.98%(d)
(Cost $98,790) .......................................................... 98,790 98,790
Total Investments – 101.0%
(Cost $84,967,524) ............................................................ $ 97,562,275
Liabilities in Excess of Other Assets – (1.0)% ......................................... (999,272)
Net Assets – 100.0% ............................................................ $ 96,563,003

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.9)%
Puts – Exchange-Traded – (0.9)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (4) $ (9,420,000) $ (15,420)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (51) (11,934,000) (15,810)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (49) (11,343,500) (15,435)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (49) (11,417,000) (20,090)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (16) (10,240,000) (10,560)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (16) (10,304,000) (13,040)
S&P 500 Index, October Strike Price $5,050, Expires 10/17/25 ........... (274) (138,370,000) (18,495)
S&P 500 Index, November Strike Price $5,200, Expires 11/21/25 .......... (298) (154,960,000) (193,700)
S&P 500 Index, December Strike Price $5,400, Expires 12/19/25 ......... (310) (167,400,000) (558,000)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (501) (16,733,400) (14,028)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (498) (16,832,400) (22,659)
(897,237)
Total Written Options (Premiums Received $2,038,969) ................................. $ (897,237)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $60,237,000 have been pledged as collateral for options as of September 30, 2025.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 99.2%
Purchased Options ............................................................................ 1.7%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 101.0%
Liabilities in Excess of Other Assets ............................................................... (1.0)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.